Statements of financial position - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Assets
Cash	$ 5,865	$ 15,992
Prepaid assets		33
Silver bullion (note 6)	4,065,861	4,084,962
Total assets	4,071,726	4,100,987
Liabilities
Due to broker		9,598
Accounts payable	2,156	140
Total liabilities	2,156	9,738
Equity
Unitholders’ capital	4,428,460	4,427,141
Unit premiums and reserves	94	91
Retained earnings (deficit)	(266,723)	(244,823)
Underwriting commissions and issue expenses	(92,261)	(91,160)
Total equity (note 7)	4,069,570	4,091,249
Total liabilities and equity	$ 4,071,726	$ 4,100,987
Total equity per Unit	$ 8.35	$ 8.47